Federated Hermes Short-Intermediate Total Return Bond Fund
Portfolio of Investments
November 30, 2021 (unaudited)
Principal Amount or Shares		Value
	U.S. TREASURIES—40.4%
	U.S. Treasury Notes—40.4%
$31,015,600	U.S. Treasury Inflation-Protected Notes, 0.125%, 4/15/2022	$31,751,005
12,974,937	U.S. Treasury Inflation-Protected Notes, 0.625%, 4/15/2023	13,672,259
5,877,600	U.S. Treasury Inflation-Protected Notes, 0.625%, 1/15/2024	6,293,058
15,000,000	United States Treasury Notes, 0.125%, 6/30/2022	15,000,435
12,500,000	United States Treasury Notes, 0.125%, 8/31/2022	12,495,156
12,500,000	United States Treasury Notes, 0.125%, 9/30/2022	12,492,176
10,000,000	United States Treasury Notes, 0.125%, 5/15/2023	9,961,857
15,000,000	United States Treasury Notes, 0.125%, 6/30/2023	14,929,615
50,000,000	United States Treasury Notes, 0.125%, 7/15/2023	49,744,065
50,000,000	United States Treasury Notes, 0.125%, 8/15/2023	49,706,290
18,000,000	United States Treasury Notes, 0.125%, 9/15/2023	17,881,315
15,000,000	United States Treasury Notes, 0.125%, 10/15/2023	14,889,273
2,500,000	United States Treasury Notes, 0.125%, 12/15/2023	2,476,582
5,000,000	United States Treasury Notes, 0.125%, 1/15/2024	4,949,875
5,000,000	United States Treasury Notes, 0.250%, 4/15/2023	4,991,529
40,000,000	United States Treasury Notes, 0.250%, 6/15/2023	39,895,228
20,000,000	United States Treasury Notes, 0.250%, 9/30/2023	19,911,504
15,000,000	United States Treasury Notes, 0.250%, 5/15/2024	14,831,224
10,000,000	United States Treasury Notes, 0.250%, 6/15/2024	9,878,256
23,500,000	United States Treasury Notes, 0.250%, 5/31/2025	22,920,563
65,000,000	United States Treasury Notes, 0.250%, 6/30/2025	63,341,317
52,500,000	United States Treasury Notes, 0.250%, 7/31/2025	51,089,976
27,500,000	United States Treasury Notes, 0.250%, 8/31/2025	26,721,354
27,500,000	United States Treasury Notes, 0.250%, 9/30/2025	26,710,315
10,000,000	United States Treasury Notes, 0.250%, 10/31/2025	9,696,339
15,000,000	United States Treasury Notes, 0.375%, 4/30/2025	14,713,243
7,500,000	United States Treasury Notes, 0.375%, 11/30/2025	7,297,888
22,750,000	United States Treasury Notes, 0.375%, 1/31/2026	22,090,901
5,000,000	United States Treasury Notes, 0.500%, 3/15/2023	5,009,751
12,500,000	United States Treasury Notes, 0.500%, 3/31/2025	12,323,347
30,000,000	United States Treasury Notes, 0.625%, 10/15/2024	29,862,000
30,000,000	United States Treasury Notes, 0.625%, 7/31/2026	29,305,920
15,000,000	United States Treasury Notes, 0.750%, 5/31/2026	14,758,836
12,500,000	United States Treasury Notes, 0.750%, 8/31/2026	12,276,124
10,000,000	United States Treasury Notes, 0.875%, 6/30/2026	9,888,133
10,000,000	United States Treasury Notes, 1.125%, 2/28/2025	10,071,629
10,000,000	United States Treasury Notes, 1.375%, 10/15/2022	10,100,326
18,000,000	United States Treasury Notes, 1.375%, 1/31/2025	18,283,450
10,000,000	United States Treasury Notes, 1.500%, 1/15/2023	10,134,676
6,500,000	United States Treasury Notes, 1.500%, 10/31/2024	6,628,339
5,000,000	United States Treasury Notes, 1.625%, 8/31/2022	5,054,336
6,500,000	United States Treasury Notes, 1.625%, 5/31/2023	6,617,861
1,000,000	United States Treasury Notes, 1.750%, 5/31/2022	1,008,166
17,000,000	United States Treasury Notes, 1.750%, 6/30/2024	17,437,760
7,500,000	United States Treasury Notes, 1.750%, 7/31/2024	7,704,178

Principal Amount or Shares			Value
		U.S. TREASURIES—continued
		U.S. Treasury Notes—continued
$ 1,000,000		United States Treasury Notes, 1.875%, 9/30/2022	$1,013,953
4,950,000		United States Treasury Notes, 2.000%, 10/31/2022	5,029,383
3,000,000		United States Treasury Notes, 2.000%, 11/30/2022	3,052,122
9,500,000		United States Treasury Notes, 2.000%, 5/31/2024	9,806,813
2,500,000	[1]	United States Treasury Notes, 2.125%, 6/30/2022	2,529,173
10,000,000		United States Treasury Notes, 2.125%, 3/31/2024	10,334,795
7,500,000		United States Treasury Notes, 2.500%, 1/31/2024	7,801,842
5,000,000		United States Treasury Notes, 2.750%, 7/31/2023	5,190,361
7,250,000		United States Treasury Notes, 2.750%, 8/31/2023	7,534,074
8,000,000		United States Treasury Notes, 2.875%, 11/30/2023	8,367,944
		TOTAL U.S. TREASURIES (IDENTIFIED COST $861,612,521)	857,457,890
		CORPORATE BONDS—29.9%
		Basic Industry - Metals & Mining—0.3%
2,493,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 1.625%, 9/1/2025	2,474,048
425,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 4/15/2023	441,791
500,000		Southern Copper Corp., Sr. Unsecd. Note, 3.500%, 11/8/2022	511,375
2,543,000		Southern Copper Corp., Sr. Unsecd. Note, 3.875%, 4/23/2025	2,725,079
		TOTAL	6,152,293
		Capital Goods - Aerospace & Defense—0.9%
1,000,000		Boeing Co., Sr. Unsecd. Note, 1.875%, 6/15/2023	1,009,433
1,705,000		Boeing Co., Sr. Unsecd. Note, 1.950%, 2/1/2024	1,729,141
2,000,000		Boeing Co., Sr. Unsecd. Note, 2.196%, 2/4/2026	1,996,958
2,000,000		Boeing Co., Sr. Unsecd. Note, 4.508%, 5/1/2023	2,088,671
161,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 144A, 5.696%, 9/16/2023	167,811
2,480,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 144A, 0.670%, 8/16/2023	2,467,084
1,000,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 2.950%, 5/15/2023	1,029,562
905,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 3.625%, 5/15/2025	966,635
2,000,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.100%, 1/15/2023	2,048,574
1,500,000		Northrop Grumman Corp., Sr. Unsecd. Note, 2.930%, 1/15/2025	1,567,705
5,000,000		Teledyne Technologies, Inc., Sr. Unsecd. Note, 1.600%, 4/1/2026	4,970,941
40,000	[2]	Textron Financial Corp., Jr. Sub. Note, 144A, 1.891% (3-month USLIBOR +1.735%), 2/15/2042	34,600
		TOTAL	20,077,115
		Capital Goods - Building Materials—0.3%
1,500,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	1,571,868
5,000,000		Carrier Global Corp., Sr. Unsecd. Note, 2.242%, 2/15/2025	5,114,402
		TOTAL	6,686,270
		Capital Goods - Construction Machinery—0.7%
2,000,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.450%, 7/15/2026	1,964,105
2,000,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.875%, 1/15/2026	2,011,443
1,575,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.950%, 7/2/2023	1,600,071
2,000,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.375%, 4/5/2022	2,024,259
560,000		Deere & Co., Sr. Unsecd. Note, 2.750%, 4/15/2025	586,681
835,000		John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 0.550%, 7/5/2022	836,748
5,385,000		Weir Group PLC/The, Sr. Unsecd. Note, 144A, 2.200%, 5/13/2026	5,336,931
		TOTAL	14,360,238
		Capital Goods - Diversified Manufacturing—0.5%
500,000		Honeywell International, Inc., Sr. Unsecd. Note, 0.483%, 8/19/2022	500,139
2,390,000		Lennox International, Inc., Sr. Unsecd. Note, 1.350%, 8/1/2025	2,373,229
415,000		Lennox International, Inc., Sr. Unsecd. Note, 3.000%, 11/15/2023	430,378

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Capital Goods - Diversified Manufacturing—continued
$ 3,410,000		Roper Technologies, Inc., Sr. Unsecd. Note, 1.000%, 9/15/2025	$3,332,291
2,000,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.650%, 9/15/2023	2,090,291
790,000		Wabtec Corp., Sr. Unsecd. Note, 3.200%, 6/15/2025	828,938
		TOTAL	9,555,266
		Capital Goods - Packaging—0.0%
250,000		WestRock Co., Sr. Unsecd. Note, 4.000%, 3/1/2023	257,837
		Communications - Cable & Satellite—0.2%
1,000,000		CCO Safari II LLC, 4.464%, 7/23/2022	1,017,768
1,000,000		Comcast Corp., Sr. Unsecd. Note, 3.600%, 3/1/2024	1,060,250
2,000,000		Comcast Corp., Sr. Unsecd. Note, 3.700%, 4/15/2024	2,120,371
		TOTAL	4,198,389
		Communications - Media & Entertainment—0.4%
1,336,000		Discovery Communications LLC, Sr. Unsecd. Note, 2.950%, 3/20/2023	1,370,745
2,175,000		Fox Corp., Sr. Unsecd. Note, Series WI, 3.666%, 1/25/2022	2,185,441
1,000,000		ViacomCBS, Inc., Sr. Unsecd. Note, 3.500%, 1/15/2025	1,060,328
1,000,000		ViacomCBS, Inc., Sr. Unsecd. Note, 4.750%, 5/15/2025	1,103,853
1,500,000		Walt Disney Co., Sr. Unsecd. Note, 1.750%, 8/30/2024	1,523,693
1,000,000		Walt Disney Co., Sr. Unsecd. Note, 1.750%, 1/13/2026	1,008,355
195,000		Walt Disney Co., Sr. Unsecd. Note, 4.000%, 10/1/2023	206,055
750,000		Walt Disney Co., Sr. Unsecd. Note, Series MTN, 1.850%, 7/30/2026	757,836
		TOTAL	9,216,306
		Communications - Telecom Wireless—1.0%
1,565,000		American Tower Corp., Sr. Unsecd. Note, 0.600%, 1/15/2024	1,547,542
1,730,000		American Tower Corp., Sr. Unsecd. Note, 1.300%, 9/15/2025	1,706,859
1,055,000		American Tower Corp., Sr. Unsecd. Note, 2.400%, 3/15/2025	1,081,275
1,000,000		American Tower Corp., Sr. Unsecd. Note, 3.375%, 5/15/2024	1,048,102
2,000,000		American Tower Corp., Sr. Unsecd. Note, 3.500%, 1/31/2023	2,058,990
5,000,000		Bell Canada, Sr. Unsecd. Note, Series US-3, 0.750%, 3/17/2024	4,960,940
1,000,000		Crown Castle International Corp., 3.150%, 7/15/2023	1,034,411
1,000,000		Crown Castle International Corp., Sr. Unsecd. Note, 3.200%, 9/1/2024	1,047,520
3,500,000		T-Mobile USA, Inc., Series WI, 1.500%, 2/15/2026	3,455,587
1,000,000		T-Mobile USA, Inc., Series WI, 3.500%, 4/15/2025	1,058,513
2,000,000	[2]	Vodafone Group PLC, Sr. Unsecd. Note, 1.112% (3-month USLIBOR +0.990%), 1/16/2024	2,028,071
		TOTAL	21,027,810
		Communications - Telecom Wirelines—0.5%
5,000,000		AT&T, Inc., Sr. Unsecd. Note, 1.700%, 3/25/2026	4,995,394
2,071,000		Verizon Communications, Inc., Sr. Unsecd. Note, 0.850%, 11/20/2025	2,012,808
2,000,000	[2]	Verizon Communications, Inc., Sr. Unsecd. Note, 1.118% (3-month USLIBOR +1.000%), 3/16/2022	2,005,578
2,000,000		Verizon Communications, Inc., Sr. Unsecd. Note, 2.625%, 8/15/2026	2,085,913
		TOTAL	11,099,693
		Consumer Cyclical - Automotive—1.8%
2,000,000		American Honda Finance Corp., Sr. Unsecd. Note, Series MTN, 2.900%, 2/16/2024	2,078,695
5,175,000		Daimler Finance NA LLC, Sr. Unsub., 144A, 1.450%, 3/2/2026	5,150,926
550,000		General Motors Co., Sr. Unsecd. Note, 6.125%, 10/1/2025	634,900
3,000,000		General Motors Financial Co., Inc., 1.250%, 1/8/2026	2,927,404
10,000	[2]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 1.441% (3-month USLIBOR +1.310%), 6/30/2022	10,044
2,000,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 1.500%, 6/10/2026	1,963,923
1,000,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 1.700%, 8/18/2023	1,011,086
1,665,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.900%, 2/26/2025	1,725,594
1,000,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.550%, 7/8/2022	1,017,434

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Automotive—continued
$ 400,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 4.150%, 6/19/2023	$417,926
3,000,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 1.250%, 9/18/2023	3,006,490
2,480,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 1.300%, 1/8/2026	2,415,179
2,325,000		Stellantis Finance US, Inc., 144A, 1.711%, 1/29/2027	2,282,401
2,000,000		Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 0.800%, 10/16/2025	1,954,896
1,500,000		Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 1.350%, 8/25/2023	1,515,403
7,000,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 1.250%, 11/24/2025	6,891,324
2,305,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 2.900%, 5/13/2022	2,328,840
1,000,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 3.350%, 5/13/2025	1,055,434
		TOTAL	38,387,899
		Consumer Cyclical - Retailers—0.5%
605,000		AutoZone, Inc., Sr. Unsecd. Note, 3.625%, 4/15/2025	645,989
500,000		CVS Health Corp., Sr. Unsecd. Note, 2.625%, 8/15/2024	517,247
1,750,000		CVS Health Corp., Sr. Unsecd. Note, 3.500%, 7/20/2022	1,774,465
3,970,000		CVS Health Corp., Sr. Unsecd. Note, 3.700%, 3/9/2023	4,106,723
1,500,000		Dollar Tree, Inc., Sr. Unsecd. Note, 3.700%, 5/15/2023	1,558,521
2,000,000		WalMart, Inc., Sr. Unsecd. Note, 3.300%, 4/22/2024	2,102,659
		TOTAL	10,705,604
		Consumer Cyclical - Services—0.3%
2,825,000		Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 1.500%, 8/12/2026	2,768,954
1,500,000		Cintas Corp. No. 2, Sr. Unsecd. Note, 2.900%, 4/1/2022	1,508,359
915,000		IHS Markit Ltd., Sr. Unsecd. Note, 4.125%, 8/1/2023	957,904
		TOTAL	5,235,217
		Consumer Non-Cyclical - Food/Beverage—1.3%
2,000,000	[2]	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, Series 5FRN, 0.861% (3-month USLIBOR +0.740%), 1/12/2024	2,007,030
100,000		Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 4.500%, 1/25/2022	100,542
4,725,000		International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 1.230%, 10/1/2025	4,645,044
1,400,000		Jde Peet’s B.V., Sr. Unsecd. Note, 144A, 0.800%, 9/24/2024	1,372,681
9,100,000		Kerry Group Financial Services, Sr. Unsecd. Note, 144A, 3.200%, 4/9/2023	9,321,843
2,500,000		Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 2.550%, 9/15/2026	2,603,723
1,413,000		Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.057%, 5/25/2023	1,476,377
1,925,000		McCormick & Co., Inc., Sr. Unsecd. Note, 0.900%, 2/15/2026	1,865,502
1,320,000		McCormick & Co., Inc., Sr. Unsecd. Note, 2.700%, 8/15/2022	1,337,281
1,000,000		McCormick & Co., Inc., Sr. Unsecd. Note, 3.150%, 8/15/2024	1,047,118
780,000		Mondelez International, Inc., Sr. Unsecd. Note, 0.625%, 7/1/2022	780,856
475,000		Tyson Foods, Inc., Sr. Unsecd. Note, 4.500%, 6/15/2022	480,243
		TOTAL	27,038,240
		Consumer Non-Cyclical - Health Care—0.9%
6,000,000		Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.750%, 9/23/2026	6,207,811
4,000,000		Becton Dickinson & Co., Sr. Unsecd. Note, 3.363%, 6/6/2024	4,197,977
5,720,000		DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, Series 5YR, 2.200%, 11/15/2024	5,875,789
2,215,000		PerkinElmer, Inc., Sr. Unsecd. Note, 0.850%, 9/15/2024	2,180,302
1,225,000		Stryker Corp., Sr. Unsecd. Note, 0.600%, 12/1/2023	1,215,225
185,000		Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 4.133%, 3/25/2025	200,396
		TOTAL	19,877,500
		Consumer Non-Cyclical - Pharmaceuticals—1.5%
3,720,000		Abbott Laboratories, Sr. Unsecd. Note, 3.400%, 11/30/2023	3,914,162
3,000,000		AbbVie, Inc., Sr. Unsecd. Note, 2.600%, 11/21/2024	3,111,119
1,000,000		AbbVie, Inc., Sr. Unsecd. Note, 2.850%, 5/14/2023	1,026,023
1,000,000		AbbVie, Inc., Sr. Unsecd. Note, 2.900%, 11/6/2022	1,020,338

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Pharmaceuticals—continued
$ 2,000,000	AbbVie, Inc., Sr. Unsecd. Note, 3.600%, 5/14/2025	$2,131,649
4,440,000	AstraZeneca PLC, Sr. Unsecd. Note, 0.700%, 4/8/2026	4,293,372
1,000,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 3.875%, 12/15/2023	1,050,720
3,060,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, 0.750%, 11/13/2025	2,988,523
246,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 2.900%, 7/26/2024	257,407
962,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 3.250%, 2/20/2023	990,757
1,579,000	Gilead Sciences, Inc., Sr. Unsecd. Note, 0.750%, 9/29/2023	1,574,455
2,500,000	Gilead Sciences, Inc., Sr. Unsecd. Note, 2.500%, 9/1/2023	2,566,770
1,500,000	Merck & Co., Inc., Sr. Unsecd. Note, 0.750%, 2/24/2026	1,461,965
4,500,000	Shire Acquisitions Investments Ireland DAC, Sr. Unsecd. Note, 2.875%, 9/23/2023	4,645,150
	TOTAL	31,032,410
	Consumer Non-Cyclical - Tobacco—0.9%
2,000,000	Altria Group, Inc., 2.850%, 8/9/2022	2,029,392
4,930,000	Altria Group, Inc., Sr. Unsecd. Note, 2.350%, 5/6/2025	5,069,031
365,000	Altria Group, Inc., Sr. Unsecd. Note, 3.800%, 2/14/2024	386,070
750,000	Bat Capital Corp., Sr. Unsecd. Note, 2.789%, 9/6/2024	775,937
1,000,000	Bat Capital Corp., Sr. Unsecd. Note, 3.222%, 8/15/2024	1,041,974
500,000	Bat Capital Corp., Sr. Unsecd. Note, Series WI, 2.764%, 8/15/2022	506,809
3,400,000	BAT International Finance PLC, Sr. Unsecd. Note, 1.668%, 3/25/2026	3,351,349
3,000,000	Philip Morris International, Inc., Sr. Unsecd. Note, 0.875%, 5/1/2026	2,901,820
1,000,000	Philip Morris International, Inc., Sr. Unsecd. Note, 1.125%, 5/1/2023	1,006,344
1,000,000	Philip Morris International, Inc., Sr. Unsecd. Note, 1.500%, 5/1/2025	1,006,490
	TOTAL	18,075,216
	Energy - Independent—0.1%
1,000,000	Canadian Natural Resources Ltd., Sr. Unsecd. Note, 2.050%, 7/15/2025	1,011,103
840,000	Canadian Natural Resources Ltd., Sr. Unsecd. Note, 2.950%, 1/15/2023	856,822
	TOTAL	1,867,925
	Energy - Integrated—0.6%
2,500,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 2.937%, 4/6/2023	2,572,656
2,000,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.194%, 4/6/2025	2,107,182
500,000	Chevron Corp., Sr. Unsecd. Note, 1.141%, 5/11/2023	503,699
4,000,000	Chevron Corp., Sr. Unsecd. Note, 1.554%, 5/11/2025	4,030,546
835,000	Shell International Finance B.V., Sr. Unsecd. Note, 2.375%, 4/6/2025	865,534
2,000,000	Shell International Finance B.V., Sr. Unsecd. Note, 3.500%, 11/13/2023	2,103,518
1,320,000	Suncor Energy, Inc., Sr. Unsecd. Note, 3.100%, 5/15/2025	1,385,307
	TOTAL	13,568,442
	Energy - Midstream—1.0%
500,000	Energy Transfer Operating, Sr. Unsecd. Note, 2.900%, 5/15/2025	516,278
150,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 2/1/2024	159,406
1,000,000	Enterprise Products Operating LLC, 3.900%, 2/15/2024	1,055,528
2,437,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.350%, 3/15/2023	2,503,285
675,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.500%, 2/1/2022	678,263
2,000,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 4.150%, 2/1/2024	2,113,803
500,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 4.300%, 5/1/2024	531,214
6,165,000	MPLX LP, Sr. Unsecd. Note, 1.750%, 3/1/2026	6,105,133
450,000	MPLX LP, Sr. Unsecd. Note, Series WI, 3.500%, 12/1/2022	461,077
1,500,000	ONEOK Partners LP, Sr. Unsecd. Note, 3.375%, 10/1/2022	1,522,494
2,000,000	ONEOK Partners LP, Sr. Unsecd. Note, 4.900%, 3/15/2025	2,195,959
2,000,000	Williams Partners LP, Sr. Unsecd. Note, 3.350%, 8/15/2022	2,023,604

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy - Midstream—continued
$ 1,241,000		Williams Partners LP, Sr. Unsecd. Note, 3.600%, 3/15/2022	$1,245,531
		TOTAL	21,111,575
		Energy - Oil Field Services—0.2%
2,000,000		Sunoco Logistics Partners LP, Sr. Unsecd. Note, 3.900%, 7/15/2026	2,152,242
3,000,000		Sunoco Logistics Partners LP, Sr. Unsecd. Note, 4.650%, 2/15/2022	3,025,193
		TOTAL	5,177,435
		Energy - Refining—0.5%
1,000,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 4.500%, 5/1/2023	1,045,111
2,000,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 4.700%, 5/1/2025	2,186,028
1,845,000		Phillips 66, Sr. Unsecd. Note, 1.300%, 2/15/2026	1,810,264
2,000,000		Phillips 66, Sr. Unsecd. Note, 3.700%, 4/6/2023	2,074,234
2,000,000		Valero Energy Corp., Sr. Unsecd. Note, 1.200%, 3/15/2024	1,991,447
2,270,000		Valero Energy Corp., Sr. Unsecd. Note, 2.850%, 4/15/2025	2,357,009
		TOTAL	11,464,093
		Financial Institution - Banking—6.8%
143,000		American Express Co., 2.650%, 12/2/2022	146,127
1,000,000		American Express Co., Sr. Unsecd. Note, 3.400%, 2/22/2024	1,049,633
1,000,000		American Express Credit Corp., Sr. Unsecd. Note, Series MTN, 2.700%, 3/3/2022	1,003,838
1,000,000		Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	1,067,961
1,000,000		Bank of America Corp., 3.550%, 3/5/2024	1,033,069
539,000		Bank of America Corp., Sr. Unsecd. Note, 3.004%, 12/20/2023	551,270
5,000,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 0.810%, 10/24/2024	4,969,926
1,500,000	[2]	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 0.905% (3-month USLIBOR +0.790%), 3/5/2024	1,509,581
2,000,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 0.981%, 9/25/2025	1,975,369
2,000,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 1.197%, 10/24/2026	1,959,248
1,000,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 1.319%, 6/19/2026	990,904
1,500,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.456%, 10/22/2025	1,544,229
5,325,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.124%, 1/20/2023	5,343,016
1,500,000		Bank of America Corp., Sub. Note, Series MTN, 4.000%, 1/22/2025	1,605,395
3,000,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 1.600%, 4/24/2025	3,032,468
1,000,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.200%, 8/16/2023	1,023,982
1,100,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.661%, 5/16/2023	1,109,864
1,200,000		Capital One Bank, Sub. Note, 3.375%, 2/15/2023	1,235,471
2,500,000		Citigroup, Inc., Sr. Unsecd. Note, 0.776%, 10/30/2024	2,485,204
4,290,000	[2]	Citigroup, Inc., Sr. Unsecd. Note, 1.257% (3-month USLIBOR +1.100%), 5/17/2024	4,341,632
2,000,000		Citigroup, Inc., Sr. Unsecd. Note, 1.462%, 6/9/2027	1,962,861
2,000,000	[2]	Citigroup, Inc., Sr. Unsecd. Note, 1.600% (3-month USLIBOR +1.430%), 9/1/2023	2,017,850
2,500,000		Citigroup, Inc., Sr. Unsecd. Note, 1.678%, 5/15/2024	2,527,391
2,270,000		Citigroup, Inc., Sr. Unsecd. Note, 2.876%, 7/24/2023	2,301,025
855,000		Citigroup, Inc., Sr. Unsecd. Note, 3.352%, 4/24/2025	895,568
400,000		Citigroup, Inc., Sub. Note, 4.050%, 7/30/2022	409,209
500,000		Citizens Bank, N.A., Providence, Sr. Unsecd. Note, Series BKNT, 2.250%, 4/28/2025	513,962
500,000		Fifth Third Bancorp, Sr. Unsecd. Note, 2.375%, 1/28/2025	515,368
655,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.650%, 1/25/2024	689,307
1,505,000		FNB Corp. (PA), Sr. Unsecd. Note, 2.200%, 2/24/2023	1,523,106
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.905%, 7/24/2023	506,561
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.908%, 6/5/2023	505,360
1,500,000	[3]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.200%, 2/23/2023	1,541,382
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.272%, 9/29/2025	524,734
2,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.500%, 1/23/2025	2,116,266

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$ 500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.625%, 1/22/2023	$516,442
1,500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.625%, 2/20/2024	1,580,679
1,125,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.750%, 1/24/2022	1,133,707
2,500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, Series FXD, 0.481%, 1/27/2023	2,492,333
1,000,000	[2]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, Series MTN, 1.775% (3-month USLIBOR +1.600%), 11/29/2023	1,025,292
1,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, Series VAR, 0.627%, 11/17/2023	997,672
775,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, Series VAR, 1.093%, 12/9/2026	753,986
1,000,000		Huntington Bancshares, Inc., Sr. Unsecd. Note, 2.625%, 8/6/2024	1,034,740
1,000,000		Huntington National Bank, Sr. Unsecd. Note, Series BKNT, 3.550%, 10/6/2023	1,047,237
4,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 0.653%, 9/16/2024	3,977,234
2,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 1.045%, 11/19/2026	1,945,675
1,000,000	[2]	JPMorgan Chase & Co., Sr. Unsecd. Note, 1.353% (3-month USLIBOR +1.230%), 10/24/2023	1,009,224
2,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 1.514%, 6/1/2024	2,016,377
2,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.700%, 5/18/2023	2,050,602
2,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.125%, 1/23/2025	2,104,196
200,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.200%, 1/25/2023	206,019
2,500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.559%, 4/23/2024	2,592,641
1,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.625%, 5/13/2024	1,060,832
1,200,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.500%, 1/24/2022	1,207,125
725,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	751,248
2,000,000		Morgan Stanley, Series GMTN, 3.750%, 2/25/2023	2,075,070
5,500,000		Morgan Stanley, Sr. Unsecd. Note, 0.985%, 12/10/2026	5,322,211
1,500,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.125%, 1/23/2023	1,541,525
2,000,000		Morgan Stanley, Sr. Unsecd. Note, Series I, 0.864%, 10/21/2025	1,967,809
2,195,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 0.560%, 11/10/2023	2,188,882
4,165,000	[2]	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 1.523% (3-month USLIBOR +1.400%), 10/24/2023	4,211,844
2,000,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 2.720%, 7/22/2025	2,064,749
500,000		Morgan Stanley, Sub. Note, Series MTN, 4.100%, 5/22/2023	522,824
450,000		MUFG Union Bank, N.A., Sr. Unsecd. Note, Series BKNT, 3.150%, 4/1/2022	453,138
3,000,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 2.200%, 11/1/2024	3,100,123
1,000,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 3.500%, 1/23/2024	1,050,787
2,330,000		Regions Financial Corp., Sr. Unsecd. Note, 2.250%, 5/18/2025	2,394,537
3,080,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 2.700%, 1/27/2022	3,085,299
1,250,000		Truist Bank, Sr. Unsecd. Note, Series BKNT, 1.500%, 3/10/2025	1,263,546
2,500,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 1.200%, 8/5/2025	2,491,428
2,500,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 1.267%, 3/2/2027	2,456,222
980,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 2.750%, 4/1/2022	985,771
750,000		U.S. Bancorp, Sr. Unsecd. Note, Series V, 2.625%, 1/24/2022	751,022
2,520,000		US Bancorp, Sr. Unsecd. Note, 1.450%, 5/12/2025	2,540,129
2,500,000		US Bancorp, Sr. Unsecd. Note, 2.400%, 7/30/2024	2,592,666
7,760,000	[2]	Wells Fargo & Co., Sr. Unsecd. Note, 1.358% (3-month USLIBOR +1.230%), 10/31/2023	7,835,892
4,570,000		Wells Fargo & Co., Sr. Unsecd. Note, 2.188%, 4/30/2026	4,668,511
750,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.069%, 1/24/2023	752,594
1,000,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.000%, 2/19/2025	1,043,740
1,000,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.750%, 1/24/2024	1,054,383
		TOTAL	144,446,100
		Financial Institution - Finance Companies—0.6%
4,435,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 1.750%, 1/30/2026	4,350,204
1,665,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 2.450%, 10/29/2026	1,670,145
420,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.950%, 2/1/2022	421,112

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Finance Companies—continued
$ 1,455,000		Air Lease Corp., Sr. Unsecd. Note, Series MTN, 0.700%, 2/15/2024	$1,434,955
3,500,000		Air Lease Corp., Sr. Unsecd. Note, Series MTN, 2.875%, 1/15/2026	3,594,172
1,500,000		GE Capital Funding LLC, Sr. Unsecd. Note, 3.450%, 5/15/2025	1,601,566
		TOTAL	13,072,154
		Financial Institution - Insurance - Health—0.6%
6,000,000		Anthem, Inc., Sr. Unsecd. Note, 1.500%, 3/15/2026	5,962,424
2,900,000		Centene Corp., Sr. Unsecd. Note, 2.450%, 7/15/2028	2,850,294
2,000,000	[2]	CIGNA Corp., Sr. Unsecd. Note, 1.013% (3-month USLIBOR +0.890%), 7/15/2023	2,017,803
271,000		CIGNA Corp., Sr. Unsecd. Note, 3.750%, 7/15/2023	282,855
1,000,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.500%, 6/15/2023	1,044,810
		TOTAL	12,158,186
		Financial Institution - Insurance - Life—1.3%
1,000,000		AIA Group Ltd., Sr. Unsecd. Note, 144A, 3.200%, 3/11/2025	1,048,182
1,000,000		AIG Global Funding, Sr. Secd. Note, 144A, 0.450%, 12/8/2023	991,186
3,250,000		American International Group, Inc., Sr. Unsecd. Note, 2.500%, 6/30/2025	3,364,629
1,250,000		Mass Mutual Global Funding II, Sr. Secd. Note, 144A, 0.850%, 6/9/2023	1,253,669
2,500,000		Met Life Glob Funding I, Sec. Fac. Bond, 144A, 0.400%, 1/7/2024	2,473,647
1,110,000		Met Life Glob Funding I, Sec. Fac. Bond, 144A, 0.900%, 6/8/2023	1,114,339
2,415,000		Northwestern Mutual Global, Sr. Secd. Note, 144A, 0.800%, 1/14/2026	2,359,484
2,500,000		Pacific Life Global Funding II, Sec. Fac. Bond, 144A, 1.200%, 6/24/2025	2,486,884
3,000,000		Pacific Life Global Funding II, Term Loan - 2nd Lien, 144A, 0.500%, 9/23/2023	2,987,839
335,000		PRICOA Global Funding I, 144A, 2.450%, 9/21/2022	340,575
2,500,000		PRICOA Global Funding I, Sec. Fac. Bond, 144A, 0.800%, 9/1/2025	2,457,686
1,000,000		PRICOA Global Funding I, Sec. Fac. Bond, 144A, 3.450%, 9/1/2023	1,037,815
500,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2022	512,000
1,035,000		Principal Life Global Funding II, Sec. Fac. Bond, 144A, 0.500%, 1/8/2024	1,025,173
2,000,000		Principal Life Global Funding II, Sec. Fac. Bond, 144A, 1.250%, 6/23/2025	1,985,160
1,000,000		Principal Life Global Funding II, Sec. Fac. Bond, 144A, 2.250%, 11/21/2024	1,027,724
		TOTAL	26,465,992
		Financial Institution - Insurance - P&C—0.1%
750,000		Liberty Mutual Group, Inc., 144A, 4.950%, 5/1/2022	763,287
500,000		Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 6/15/2023	524,795
		TOTAL	1,288,082
		Financial Institution - REIT - Other—0.0%
300,000		WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	320,306
		Supranational—0.2%
1,000,000		Corp Andina De Fomento, Sr. Unsecd. Note, 3.250%, 2/11/2022	1,004,723
2,475,000		Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	2,525,462
		TOTAL	3,530,185
		Technology—1.3%
2,000,000		Apple, Inc., Sr. Unsecd. Note, 0.550%, 8/20/2025	1,954,453
1,000,000		Apple, Inc., Sr. Unsecd. Note, 1.125%, 5/11/2025	998,206
2,000,000		Apple, Inc., Sr. Unsecd. Note, 1.800%, 9/11/2024	2,047,160
700,000		Apple, Inc., Sr. Unsecd. Note, 3.000%, 2/9/2024	729,691
2,000,000		Broadcom Corp., Sr. Unsecd. Note, Series WI, 3.625%, 1/15/2024	2,099,053
835,000		Broadcom, Inc., Sr. Unsecd. Note, 2.250%, 11/15/2023	855,932
1,000,000		Broadcom, Inc., Sr. Unsecd. Note, 3.150%, 11/15/2025	1,049,320
290,000		Broadcom, Inc., Sr. Unsecd. Note, 4.700%, 4/15/2025	319,141
2,520,000		CDW LLC / CDW Finance, Sr. Unsecd. Note, 2.670%, 12/1/2026	2,540,500
750,000		Dell International LLC / EMC Corp., 4.000%, 7/15/2024	798,676

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$ 3,450,000	Fiserv, Inc., Sr. Unsecd. Note, 2.750%, 7/1/2024	$3,571,672
2,000,000	Oracle Corp., Sr. Unsecd. Note, 1.650%, 3/25/2026	1,991,210
1,855,000	Oracle Corp., Sr. Unsecd. Note, 2.500%, 4/1/2025	1,910,331
560,000	Salesforce.com, Inc., Sr. Unsecd. Note, 3.250%, 4/11/2023	578,302
535,000	Skyworks Solutions, Inc., Sr. Unsecd. Note, 1.800%, 6/1/2026	534,900
150,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	153,779
2,660,000	VMware, Inc., Sr. Unsecd. Note, 1.400%, 8/15/2026	2,600,730
3,335,000	Vontier Corp., Sr. Unsecd. Note, 144A, 1.800%, 4/1/2026	3,276,654
	TOTAL	28,009,710
	Technology Services—0.3%
4,130,000	Fortinet, Inc., Sr. Unsecd. Note, 1.000%, 3/15/2026	4,021,047
3,000,000	Global Payments, Inc., Sr. Unsecd. Note, 2.650%, 2/15/2025	3,091,980
	TOTAL	7,113,027
	Transportation - Airlines—0.1%
1,825,000	Southwest Airlines Co., Sr. Unsecd. Note, 4.750%, 5/4/2023	1,916,316
770,000	Southwest Airlines Co., Sr. Unsecd. Note, 5.250%, 5/4/2025	856,061
	TOTAL	2,772,377
	Transportation - Railroads—0.1%
2,505,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 1.750%, 12/2/2026	2,507,891
	Transportation - Services—0.7%
5,555,000	GXO Logistics, Inc., Sr. Unsecd. Note, 144A, 1.650%, 7/15/2026	5,442,206
6,755,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 1.200%, 11/15/2025	6,633,642
1,735,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 1.750%, 9/1/2026	1,721,528
210,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.800%, 3/1/2022	210,785
485,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.875%, 6/1/2022	489,558
	TOTAL	14,497,719
	Utility - Electric—2.7%
2,000,000	AEP Texas, Inc., Sr. Unsecd. Note, Series WI, 2.400%, 10/1/2022	2,026,637
850,000	Alabama Power Co., Sr. Unsecd. Note, Series 17A, 2.450%, 3/30/2022	854,051
1,000,000	American Electric Power Co., Inc., Sr. Unsecd. Note, Series I, 3.650%, 12/1/2021	1,000,000
790,000	American Electric Power Co., Inc., Sr. Unsecd. Note, Series N, 1.000%, 11/1/2025	770,648
2,060,000	Avangrid, Inc., Sr. Unsecd. Note, 3.200%, 4/15/2025	2,175,450
3,155,000	Black Hills Corp., Sr. Unsecd. Note, 1.037%, 8/23/2024	3,127,343
2,690,000	CenterPoint Energy Resources Corp., Sr. Unsecd. Note, 0.700%, 3/2/2023	2,682,722
610,000	Dominion Energy, Inc., Jr. Sub. Note, 3.071%, 8/15/2024	635,365
2,000,000	Dominion Energy, Inc., Sr. Unsecd. Note, Series A, 3.300%, 3/15/2025	2,105,346
2,000,000	Duke Energy Corp., Sr. Unsecd. Note, 3.750%, 4/15/2024	2,106,621
1,915,000	Emera US Finance LP, Sr. Unsecd. Note, 144A, 0.833%, 6/15/2024	1,889,976
2,665,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 1.375%, 7/12/2026	2,611,535
1,000,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 2.650%, 9/10/2024	1,034,271
1,500,000	EverSource Energy, Sr. Unsecd. Note, Series K, 2.750%, 3/15/2022	1,507,151
5,000,000	EverSource Energy, Sr. Unsecd. Note, Series Q, 0.800%, 8/15/2025	4,876,650
2,180,000	Exelon Generation Co. LLC, Sr. Unsecd. Note, 3.250%, 6/1/2025	2,292,652
245,000	FirstEnergy Corp., Sr. Unsecd. Note, Series A, 1.600%, 1/15/2026	240,902
1,445,000	Florida Power & Light Co., Sec. Fac. Bond, 2.850%, 4/1/2025	1,512,976
460,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 2.950%, 2/7/2024	477,234
3,655,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.750%, 5/1/2025	3,807,426
3,935,000	NiSource, Inc., Sr. Unsecd. Note, 0.950%, 8/15/2025	3,840,149
2,095,000	OGE Energy Corp., Sr. Unsecd. Note, 0.703%, 5/26/2023	2,084,812
2,695,000	Oncor Electric Delivery Co. LLC, Sr. Unsecd. Note, Series WI, 0.550%, 10/1/2025	2,602,142

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$ 4,080,000		Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 0.800%, 8/15/2025	$3,964,482
365,000		Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.875%, 6/15/2024	379,101
1,000,000		Southern Co., Sr. Unsecd. Note, 2.950%, 7/1/2023	1,026,806
4,000,000		WEC Energy Group, Inc., Sr. Unsecd. Note, 0.550%, 9/15/2023	3,970,777
1,160,000		Xcel Energy, Inc., Sr. Unsecd. Note, 0.500%, 10/15/2023	1,151,138
		TOTAL	56,754,363
		Utility - Natural Gas—0.6%
2,945,000		Atmos Energy Corp., Sr. Unsecd. Note, 0.625%, 3/9/2023	2,939,953
255,000		Eastern Energy Gas Holdings, Sr. Unsecd. Note, Series A, 2.500%, 11/15/2024	264,196
1,500,000		Enbridge, Inc., Sr. Unsecd. Note, 2.500%, 1/15/2025	1,545,983
1,200,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.750%, 3/1/2023	1,232,205
1,985,000		National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	2,250,674
5,000,000		ONE Gas, Inc., Sr. Unsecd. Note, 1.100%, 3/11/2024	4,931,325
		TOTAL	13,164,336
		Utility - Natural Gas Distributor—0.1%
1,700,000		The East Ohio Gas Company, Sr. Unsecd. Note, 144A, 1.300%, 6/15/2025	1,684,427
		TOTAL CORPORATE BONDS (IDENTIFIED COST $636,589,392)	633,957,628
		ASSET-BACKED SECURITIES—4.3%
		Auto Receivables—2.9%
1,940,000		AmeriCredit Automobile Receivables Trust 2020-2, Class A3, 0.660%, 12/18/2024	1,948,649
3,750,000		AmeriCredit Automobile Receivables Trust 2020-3, Class A3, 0.530%, 6/18/2025	3,760,254
2,964,970		BMW Vehicle Owner Trust 2020-A, Class A3, 0.480%, 10/25/2024	2,972,097
1,900,000		Fifth Third Auto Trust 2019-1, Class A4, 2.690%, 11/16/2026	1,940,202
770,323		Ford Credit Auto Owner Trust 2019-B, Class A3, 2.230%, 10/15/2023	776,667
2,425,000		General Motors 2019-1, Class A, 2.700%, 4/15/2024	2,451,733
3,200,000		General Motors 2020-1, Class A, 0.680%, 8/15/2025	3,198,550
4,650,000		General Motors 2020-2, Class A, 0.690%, 10/15/2025	4,641,618
1,500,000		GM Financial Automobile Leasing Trust 2020-2, Class A3, 0.800%, 7/20/2023	1,506,078
925,000		Honda Auto Receivables Owner Trust 2019-2, Class A4, 2.540%, 3/21/2025	942,740
2,250,000		Hyundai Auto Receivables Trust 2020-C, Class A3, 0.380%, 5/15/2025	2,247,270
1,200,000		Mercedes-Benz Master Owner Trust 2019-BA, Class A, 2.610%, 5/15/2024	1,214,367
3,450,000	[2]	Navistar Financial Dealer Note Master Trust 2020-1, Class A, 1.042% (1-month USLIBOR +0.950%), 7/25/2025	3,471,799
1,582,558		Nissan Auto Receivables Owner Trust 2020-A, Class A3, 1.380%, 12/16/2024	1,596,177
3,819,655		Santander Consumer Auto Receivables Trust 2020-B, Class A3, 0.460%, 8/15/2024	3,835,567
295,095		Santander Drive Auto Receivables Trust 2020-2, Class A3, 0.670%, 4/15/2024	295,845
2,000,000		Tesla Auto Lease Trust 2020-A, Class A3, 0.680%, 12/20/2023	2,007,498
4,000,000		Toyota Auto Receivables Owner Trust 2019-B, Class A4, 2.600%, 11/15/2024	4,089,472
950,000		Toyota Auto Receivables Owner Trust 2020-B, Class A3, 1.360%, 8/15/2024	957,682
6,375,000		Volkswagen Auto Lease Trust 2020-A, Class A3, 0.390%, 1/22/2024	6,381,407
1,600,000		World Omni Auto Receivables Trust 2019-B, Class A4, 2.640%, 6/16/2025	1,638,019
1,000,000		World Omni Auto Receivables Trust 2020-B, Class A3, 0.630%, 5/15/2025	1,002,369
7,500,000		World Omni Auto Receivables Trust 2020-C, Class A3, 0.480%, 11/17/2025	7,509,445
		TOTAL	60,385,505
		Communications - Telecom Wireless—0.2%
5,000,000		Verizon Owner Trust 2020-C, Class A, 0.410%, 4/21/2025	5,008,687
		Credit Card—0.3%
500,000		Discover Card Execution Note Trust 2019-A1, Class A1, 3.040%, 7/15/2024	502,303
2,000,000		Master Credit Card Trust 2020-1A, Class A, 1.990%, 9/21/2024	2,039,263

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Credit Card—continued
$ 2,650,000	[2]	Trillium Credit Card Trust II 2020-1A, Class A, 0.462% (1-month USLIBOR +0.370%), 12/26/2024	$2,654,041
		TOTAL	5,195,607
		Equipment Lease—0.6%
471,969		CNH Equipment Trust 2019-B, Class A3, 2.520%, 8/15/2024	477,650
3,400,000		Dell Equipment Finance Trust 2020-2, Class A3, 0.570%, 10/23/2023	3,406,675
1,650,000		John Deere Owner Trust 2019-B, Class A4, 2.320%, 5/15/2026	1,686,180
750,000		Kubota Credit Owner Trust 2020-1A, Class A3, 1.960%, 3/15/2024	759,561
1,875,000		MMAF Equipment Finance LLC 2020-A, Class A3, 0.970%, 4/9/2027	1,871,730
5,500,000		MMAF Equipment Finance LLC 2020-BA, Class A3, 0.490%, 8/14/2025	5,462,864
		TOTAL	13,664,660
		Other—0.1%
2,125,000		PFS Financing Corp. 2020-G, Class A, 0.970%, 2/15/2026	2,130,347
		Student Loans—0.2%
1,716,134		Navient Student Loan Trust 2020-GA, Class A, 1.170%, 9/16/2069	1,720,766
2,145,629		Navient Student Loan Trust 2020-HA, Class A, 1.310%, 1/15/2069	2,151,462
		TOTAL	3,872,228
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $89,681,162)	90,257,034
		COLLATERALIZED MORTGAGE OBLIGATIONS—0.5%
		Commercial Mortgage—0.5%
1,750,000		Benchmark Mortgage Trust 2019-B12, Class A2, 3.001%, 8/15/2052	1,809,139
2,885,000		Benchmark Mortgage Trust 2021-B26, Class A2, 1.957%, 6/15/2054	2,922,955
1,300,000		Citigroup Commercial Mortgage Trust 2013-GC11, Class B, 3.732%, 4/10/2046	1,339,997
750,000		Commercial Mortgage Trust 2013-CR8, Class B, 4.060%, 6/10/2046	770,590
1,425,000		GS Mortgage Securities Trust 2019-GC39, Class A2, 3.457%, 5/10/2052	1,473,944
1,750,000		GS Mortgage Securities Trust 2019-GC40, Class A2, 2.971%, 7/10/2052	1,808,974
		TOTAL	10,125,599
		Federal Home Loan Mortgage Corporation—0.0%
18,373	[2]	FHLMC REMIC, Series 3397, Class FC, 0.689% (1-month USLIBOR +0.600%), 12/15/2037	18,599
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $10,169,655)	10,144,198
		MORTGAGE-BACKED SECURITIES—0.1%
		Federal National Mortgage Association—0.1%
438,024		FNMA, Pool AW0029, 3.500%, 7/1/2044	469,167
840,954		FNMA, Pool AS2976, 4.000%, 8/1/2044	914,057
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,335,458)	1,383,224
		INVESTMENT COMPANIES—25.1%
16,257,199		Bank Loan Core Fund	156,069,110
7,839,265		Emerging Markets Core Fund	75,413,730
106,000		Federated Hermes Government Obligations Fund, Premier Shares, 0.03%[4]	106,000
12,626,364		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.04%[4]	12,627,626
13,252,555		High Yield Bond Core Fund	82,695,946
10,631,332		Mortgage Core Fund	104,080,737
11,509,729		Project and Trade Finance Core Fund	101,630,907
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $537,155,363)	532,624,056
		TOTAL INVESTMENT IN SECURITIES—100.3% (IDENTIFIED COST $2,136,543,551)	2,125,824,030
		OTHER ASSETS AND LIABILITIES - NET—(0.3)%[5]	(5,328,395)
		TOTAL NET ASSETS—100%	$2,120,495,635

At November 30, 2021, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Long Futures:
[6]United States Treasury Notes 2-Year Long Futures	528	$115,491,751	March 2022	$73,089
The average notional value of long and short futures contracts held by the Fund throughout the period was $115,944,469 and $38,389,266, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”

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Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with the affiliated fund holdings during the period ended November 30, 2021, were as follows:
Affiliates	Value as of 8/31/2021	Purchases at Cost	Proceeds from Sales
Bank Loan Core Fund	$152,725,702	$4,320,661	$—
Emerging Markets Core Fund	$71,882,612	$8,592,544	$—
Federated Hermes Government Obligations Fund, Premier Shares*	$1,986,555	$160,301,735	$(162,182,290)
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	$38,063,977	$154,953,170	$(180,389,740)
High Yield Bond Core Fund	$76,278,512	$8,574,432	$—
Mortgage Core Fund	$89,839,975	$20,514,611	$(5,000,000)
Project and Trade Finance Core Fund	$96,122,528	$5,963,284	$—
TOTAL OF AFFILIATED TRANSACTIONS	$526,899,861	$363,220,437	$(347,572,030)

Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 11/30/2021	Shares Held as of 11/30/2021	Dividend Income
$(977,253)	$—	$156,069,110	16,257,199	$1,820,477
$(5,061,426)	$—	$75,413,730	7,839,265	$1,092,387
N/A	N/A	$106,000	106,000	$129
$(922)	$1,141	$12,627,626	12,626,364	$1,381
$(2,156,998)	$—	$82,695,946	13,252,555	$1,074,228
$(1,105,310)	$(168,539)	$104,080,737	10,631,332	$514,612
$(454,905)	$—	$101,630,907	11,509,729	$963,905
$(9,756,814)	$(167,398)	$532,624,056	72,222,444	$5,467,119

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of November 30, 2021, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Collateral Received
$102,759	$106,000

4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
6	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2021.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
■ If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determine that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasuries	$—	$857,457,890	$—	$857,457,890
Corporate Bonds	—	633,957,628	—	633,957,628
Asset-Backed Securities	—	90,257,034	—	90,257,034
Collateralized Mortgage Obligations	—	10,144,198	—	10,144,198
Mortgage-Backed Securities	—	1,383,224	—	1,383,224
Investment Companies[1]	430,993,149	—	—	532,624,056
TOTAL SECURITIES	$430,993,149	$1,593,199,974	$—	$2,125,824,030
Other Financial Instruments:[2]
Assets	$73,089	$—	$—	$73,089
TOTAL OTHER FINANCIAL INSTRUMENTS	$73,089	$—	$—	$73,089

1
As permitted by U.S. generally accepted accounting principles, an Investment Company valued at $101,630,907 is measured at fair value using the NAV per share practical expedient and has not been categorized in the chart above but is included in the Total column. The price of shares redeemed of Project and Trade
Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.

2	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
BKNT	—Bank Notes
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit